Accounting standards and Basis of preparation	6 Months Ended
Dec. 31, 2022
Accounting standards and Basis of preparation [Abstract]
Accounting standards and Basis of preparation

Note 2. Accounting standards and Basis of preparation

Note 2.1. Compliance with IFRS

These unaudited interim condensed consolidated financial statements for the six-month period ended on December 31, 2022 and 2021 have been prepared in accordance with IAS 34, “Interim Financial Information”.

These unaudited interim condensed consolidated financial statements do not include all notes of the type normally included in an annual financial statement. Accordingly, these unaudited interim condensed consolidated financial statements are to be read in conjunction with the Moolec consolidated financial statements as of June 30, 2022.

In relation to the unaudited interim condensed consolidated statements of comprehensive loss, changes in equity and cash flows for the six-month period ended on December 31, 2022, comparative information is presented corresponding to the six-month period ended on December 31, 2021.

The unaudited interim condensed consolidated financial statements of the Group as of December 31, 2022 and June 30, 2022 and for the six-month periods ended December 31, 2022 and 2021 were authorized by the Board of Directors of Moolec Science S.A. on March 30, 2023.

2.2. Basis of measurement

The unaudited interim condensed consolidated financial statements have been prepared on the historical cost basis.

The significant accounting policies set out in Note 3 have been applied in preparing the unaudited interim consolidated financial statements as of December 31, 2022.

Due to the activities of the Group, costs and expenses presented in the consolidated statements of Comprehensive loss are classified according to their function. The consolidated statements of Financial Position has been prepared based on the nature of the transactions, distinguishing: (a) current assets from non-current assets, where current assets are intended as the assets that should be realized, sold or used during the normal operating cycle, or the assets owned with the aim of being sold in the short-term (within 12 months); (b) current liabilities from non-current liabilities, where current liabilities are intended as the liabilities that should be paid during the normal operating cycle or over the 12-month period subsequent to the reporting date.

2.3. Functional and presentation currency

Items included in the unaudited interim condensed consolidated financial statements are measured using the currency of the primary economic market in which the Company operates (“the functional currency”). These unaudited interim condensed consolidated financial statements are presented in US Dollars, which is the Company’s functional currency.

2.4. Use of estimates and judgements

The preparation of the unaudited interim condensed consolidated financial statements requires Management to make judgements, estimates and assumptions that affect the application of accounting policies and the reporting amounts as presented in the unaudited condensed consolidated financial statements for all periods presented.

Estimates and underlying assumptions are reviewed on an ongoing basis.

2.5. Financial risk management

The Group’s activities are subject to several financial risks: market risk (including the exchange rate risk, the interest rate risk and price risk), credit risk and liquidity risk.

No significant changes have arisen in risk management policies as compared to policies included in the consolidated financial statements as of June 30, 2022.